PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Other post-employment benefits cost - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	Rp 1,680		Rp 1,449	Rp 1,176
Defined benefit plan actuarial gain (loss) - net of tax	(1,955)	$ (136)	3,596	2,109
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Service cost	7		4	4
Net interest cost	16		19	29
Past service costs			58
Net periodic pension benefit cost	23		81	33
Experience adjustments	13		(18)	(25)
Changes in demographic assumptions			16	20
Changes in financial assumptions	(15)		17	20
Defined benefit plan actuarial gain (loss) - net of tax	Rp (2)		Rp 15	Rp 15
Discount rate	6.25%	6.25%	5.00%	6.25%